Cash flows from operating activities (Tables)	12 Months Ended
Dec. 31, 2021
Cash flows from operating activities
Schedule of cash flows from operating activities

		2021	2020
	Note	€	€
Profit before tax		5,001,742	14,360,637
Adjustments for:
Depreciation of property, plant and equipment	13	89,297	10,616
Amortisation of computer software	15	29,700	29,700
Amortization of internally generated software	15	1,733,215	678,372
Amortization of trademarks and licences	15	383,712	—
Amortisation of other intangibles	15	3,222	—
Depreciation of right-of-use assets	14	107,658	—
Reversal of impairment – loans to related parties	8	—	(84,825)
Impairment charge intangible assets	8	53,385	—
Impairment charge / (reversal of impairment) – cash held at PSP	8	482,809	(237)
Impairment charge – loans to related parties	8	10,000	7,092
Impairment charge/(reversal of impairment) – cash and cash equivalents	8	(78,741)	179,690
Charge to profit or loss for provisions	25	4,268	—
Interest income	10	(74)	—
Interest expense	10	15,936	—
		7,836,129	15,181,045
Changes in working capital:
Trade receivables		(616,257)	(5,000)
Receivables from PSP		(8,656,443)	(992,933)
VAT receivables		(1,229,451)	(214,616)
Other receivables		(1,167,827)	90,264
Other assets		107,650	(394,593)
Trade payables		3,533,541	4,609,544
Payables to social insurance and other taxes		364,525	122,658
Other payables		8,196,666	6,969,088
Cash generated from operations		8,368,533	25,365,457